Property and Equipment, Net (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Property and Equipment, Net [Abstract]
Purchased new property and equipment
Depreciation expense	$ 5,667	$ 5,889
Foreign exchange	0.54	0.73